Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Ordinary shares	Additional Paid-in Capital	Retained Earnings	Statutory Reserve Fund	Other Comprehensive Income	Noncontrolling Interests	Total
Balance at May. 31, 2021	$ 10,000	$ 172,355	$ 31,192	$ 4,729	$ 7,040	$ 190	$ 225,506
Balance (in Shares) at May. 31, 2021	10,000,000
Sales of ordinary shares	$ 3,000	58,313					61,313
Sales of ordinary shares (in Shares)	3,000,000
Net income			39,113			(302)	38,811
Allocation to statutory reserves			(5,700)	5,700
Foreign currency translation adjustment					(13,838)		(13,838)
Balance at May. 31, 2022	$ 13,000	230,668	64,605	10,429	(6,798)	(112)	311,792
Balance (in Shares) at May. 31, 2022	13,000,000
Net income			73,210			(827)	72,383
Allocation to statutory reserves			(15,484)	15,484
Foreign currency translation adjustment					(13,899)		(13,899)
Balance at May. 31, 2023	$ 13,000	$ 230,668	$ 122,331	$ 25,913	$ (20,697)	$ (939)	$ 370,276
Balance (in Shares) at May. 31, 2023	13,000,000